Segment and geographic information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue, net	$ 20,290,287	$ 16,478,455	$ 22,956,165
Cost of revenue	(6,071,985)	(5,230,176)	(15,493,602)
Gross profit	14,218,302	11,248,279	7,462,563
Direct Sales [Member]
Segment Reporting Information [Line Items]
Revenue, net	18,942,436	13,361,915	18,003,617
Cost of revenue	(5,244,490)	(2,352,556)	(12,537,965)
Gross profit	13,697,946	11,009,359	5,465,652
Distribution sales [Member]
Segment Reporting Information [Line Items]
Revenue, net	1,347,851	3,116,540	4,952,548
Cost of revenue	(827,495)	(2,877,620)	(2,955,637)
Gross profit	$ 520,356	$ 238,920	$ 1,996,911